SUPPLEMENTARY PENSION PLANS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
(iv) Financed position:
Remeasurement effects recognized in Other Comprehensive Income	R$ 54,773	R$ 87,297
Retirement Benefits [Member]
(i) Projected benefit obligations:
Cost of current service	327	1,179
Interest cost	258,434	249,162
Participant’s contribution	467	465
Actuarial gain/(loss) (1)	(11,271)	(218,019)
Transfers		(278)
Past service cost - plan changes	(18,286)
Early elimination of obligations		(1,284)
Benefit paid	(262,798)	(269,280)
(ii) Plan assets at fair value:
Expected earnings	245,129	214,092
Actuarial gain/(loss) (1)	(98,294)	(125,943)
Contributions received:
- Employer	56,179	195,343
- Employees	467	465
Transfers		(134)
Early elimination of obligations
Benefit paid	(262,288)	(269,281)
(iii) Changes in the unrecoverable surplus:
At the beginning of the year	62,210	57,939
Interest on the irrecoverable surplus	6,642	5,471
Change in irrecoverable surplus (1)	986	(1,200)
At the end of the year	69,838	62,210
(iv) Financed position:
Deficit plans (2)	235,869	202,561
Net balance	235,869	202,561
Other Post Employment Benefits [Member]
(i) Projected benefit obligations:
Cost of current service
Interest cost	83,635	78,223
Participant’s contribution
Actuarial gain/(loss) (1)	10,232	(65,504)
Transfers
Past service cost - plan changes
Early elimination of obligations
Benefit paid	(52,264)	(50,341)
(ii) Plan assets at fair value:
Expected earnings
Actuarial gain/(loss) (1)
Contributions received:
- Employer
- Employees
Transfers
Early elimination of obligations
Benefit paid
(iii) Changes in the unrecoverable surplus:
At the beginning of the year
Interest on the irrecoverable surplus
Change in irrecoverable surplus (1)
At the end of the year
(iv) Financed position:
Deficit plans (2)	861,328	819,725
Net balance	R$ 861,328	R$ 819,725